Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator(4)(7)			Assets That Were Subject of Demand(4)			Assets That Were Repurchased/ Replaced(4)			Assets Pending Repurchase or Replacement (within cure period) (4)			Demand in Dispute(3)(4)			Demand Withdrawn	Demand Rejected
			#	($)	(% of principal balance)	#	($) (5)	(% of principal balance)(5)(6)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	($) (5)	(% of principal balance)(5)(6)
HSI Asset Securitization Corp.Trust 2006-OPT1 CIK#: 0001352239	x	Option One Mortgage Corporation	4,155	$ 955,507,861	100.00	1	$244,685	0.03%	0	0	0	0	0	0	1	$244,685	0.03%	0	0
Total HASCO 2006-OPT1:			4,155	$ 955,507,861	100.00	1	$244,685		0	0		0	0		1	$244,685		0	0

Total:			4,155	$ 955,507,861		1	$244,685		0	0		0	0		1	$244,685		0	0

[3] Unless otherwise indicated, the Securitizer believes all demands related to an asset are in dispute. However, in most instances the Securitizer is not the entity with the repurchase obligation and therefore is unaware of the resolution or discussions related to the demand. In these circumstances, it is possible that some assets identified as being subject to a demand in dispute are assets that are pending repurchase or replacement and are within the cure period.

[4] Dollar amounts have been rounded to the nearest whole dollar.

[5] Unless otherwise indicated, the information provided in this data field reflects the unpaid principal balance of the applicable assets as of the reporting period end date for the identified quarter based on information prepared and provided to the Securitizer by the applicable master servicer. However, if the master servicer's records reflected a zero balance with respect to an asset as of the applicable reporting period end date, the information reflects the last non-zero balance of such asset identified by the master servicer and provided to the Securitizer.

[6] Percentages have been rounded to the nearest hundredth of a percent.

[7] Unless otheriwse indicated, the information in these data fields reflects the related numbers specified in the prospectus.